Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating Loss Carryforwards [Line Items]
Valuation allowance - increase	$ 59.5	$ 35.0
Excess tax benefit from the exercise of stock options and lapses of restricted stock units	16.0	15.0	$ 24.6
Income tax payments, net of refunds	571.2	603.9	$ 463.1
Undistributed earnings of international subsidiaries	4,300.0
Permanently reinvested cumulative undistributed earnings	2,300.0
Unrecognized tax benefits, including interest and penalties	640.5	545.0
Unrecognized tax benefits, including interest and penalties, net of federal benefit	583.8	498.0
Unrecognized tax benefits that would impact effective tax rate	574.0	488.1
Unrecognized tax benefits, interest and penalties	72.3	$ 43.9
Federal
Operating Loss Carryforwards [Line Items]
Potential tax benefits from net operating loss carryforwards	168.2
Tax credit carryforwards	1.5
Foreign
Operating Loss Carryforwards [Line Items]
Potential tax benefits from net operating loss carryforwards	491.6
Foreign | Alternative minimum tax credit carryforwards
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	3.1
State
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 1.0